Debt (Tables)	3 Months Ended
Mar. 31, 2024
Debt [Abstract]
Schedule of Maturity Analysis of the Long-Term Debt

The following table presents the maturity analysis of the long-term debt as of December 31, 2024:

Years
2024	$306,311
2025	436,976
2026	451,457
2027	285,134
2028	215,978
Total debt	1,695,856
Less current portion	412,834
Long-term debt	$1,283,022